Condensed Consolidated Statements Of Operations And Comprehensive Income - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2023		Jul. 01, 2022	Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenue	$ 479,543		$ 403,230	$ 1,902,137		$ 1,457,592	$ 1,195,617
Cost of sales	365,799		353,367	1,615,164		1,310,561	963,636
Gross profit	113,744		49,863	286,973		147,031	231,981
Selling, general and administrative expenses	34,235		16,117	96,869		66,948	60,442
Research and development	5,629		3,977	21,619		14,176	13,008
Operating income	73,880		29,769	168,485		65,907	158,531
Interest and other (income) expense, net	1,134		(61)	(598)		799	502
Income before income taxes	72,746		29,830	169,083		65,108	158,029
Provision for income taxes	9,101		5,700	47,750		14,195	33,681
Net income and comprehensive income	63,645		24,130	121,333		50,913	124,348
Less: Net income attributable to Nextracker LLC prior to the reorganization transactions				117,744		50,913	124,348
Less: Net income attributable to Nextracker LLC prior to the reorganization transactions	0		24,130
Less: Net income attributable to redeemable non-controlling interests	43,216		0	2,446		0	0
Net income attributable to Nextracker Inc.	$ 20,429		$ 0	$ 1,143		$ 0	$ 0
Earnings per share attributable to the stockholders of Nextracker Inc.
Basic (in USD per share)	$ 0.44	[1]		$ 0.02	[2]
Diluted (in USD per share)	$ 0.43	[1]		$ 0.02	[2]
Weighted-average shares used in computing per share amounts:
Basic (in shares)	46,411,859	[1]		45,886,065	[2]
Diluted (in shares)	146,868,852	[1]		145,851,637	[2]

[1]	Basic and diluted earnings per share is applicable only for the period following the initial public offering (“IPO”) and the related Transactions. See Note 5 for a description of the Transactions.
[2]	Basic and diluted income per share is applicable only for the period February 9, 2023 through March 31, 2023, which is the period following the initial public offering (“IPO”) and the related Transactions. See Note 8 for the calculation of shares used in the computation of earnings per share and the basis for the computation of earnings per share.